Leases - Lessee: Amounts of Lease Liabilities Due in Each of Next Five Years and Thereafter (Detail) ¥ in Millions	Dec. 31, 2019 JPY (¥)
Operating And Finance Lease Payments Due Abstract [Abstract]
Finance leases, 2020	¥ 487
Finance leases, 2021	484
Finance leases, 2022	482
Finance leases, 2023	477
Finance leases, 2024	473
Thereafter	963
Total lease payments	3,366
Less imputed interest	(452)
Total Lease Liability	2,914
Operating leases, 2020	45,643
Operating leases, 2021	32,221
Operating leases, 2022	28,155
Operating leases, 2023	25,500
Operating leases, 2024	21,481
Thereafter	138,354
Total lease payments	291,354
Less imputed interest	(20,261)
Total lease liabilities	¥ 271,093